Supplementary Information - Condensed Consolidating Financial Information Cash Flow (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash Flows From Operating Activities
Net Cash Provided by (Used in) Operating Activities		$ 11,104		$ 12,934		$ 7,077
Cash Flows From Investing Activities
Capital expenditures and investments		(6,636)		(6,750)		(4,591)
Increase (Decrease) In Capital Accrual Associated With Investing Activities		(103)		(68)		132
Proceeds from asset dispositions		3,012		1,082		13,860
Net Sales (Purchases) of Investments		(2,910)		1,620		(1,790)
Long-term advances/loans-related parties		0		0		0
Collection of advances/loans-related parties		127		119		115
Intercompany Cash Management		0		0		0
Other		(108)		154		36
Net Cash Provided by (Used in) Investing Activities		(6,618)		(3,843)		7,762
Cash Flows From Financing Activities
Issuance of debt		0		0		0
Repayment of debt		(80)		(4,995)		(7,876)
Issuance of company common stock		(30)		121		(63)
Repurchase of company common stock		(3,500)		(2,999)		(3,000)
Dividends paid		(1,500)		(1,363)		(1,305)
Other		(119)		(123)		(112)
Net Cash Provided by (Used in) Financing Activities		(5,229)		(9,359)		(12,356)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		(46)		(117)		232
Net Change in Cash and Cash Equivalents and Restricted Cash		(789)		(385)		2,715
Cash and Cash Equivalents and Restricted Cash at beginning of period		6,151	[1]	6,325	[1]	3,610
Cash and Cash Equivalents and Restricted Cash at end of period	[1]	5,362		6,151		6,325
Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period				6,536
Cash and Cash Equivalents and Restricted Cash at end of period						6,536
ConocoPhillips [Member]
Cash Flows From Operating Activities
Net Cash Provided by (Used in) Operating Activities		1,457		860		71
Cash Flows From Investing Activities
Capital expenditures and investments				0		0
Increase (Decrease) In Capital Accrual Associated With Investing Activities				0		0
Proceeds from asset dispositions		2,374		3,457		7,765
Net Sales (Purchases) of Investments		0		0		0
Long-term advances/loans-related parties		0		0		0
Collection of advances/loans-related parties		0		589		658
Intercompany Cash Management		1,060		(803)		1,151
Other		0		0		0
Net Cash Provided by (Used in) Investing Activities		3,434		3,243		9,574
Cash Flows From Financing Activities
Issuance of debt		0		0		0
Repayment of debt		0		0		(5,459)
Issuance of company common stock		105		254		115
Repurchase of company common stock		(3,500)		(2,999)		(3,000)
Dividends paid		(1,500)		(1,363)		(1,305)
Other		4		5		4
Net Cash Provided by (Used in) Financing Activities		(4,891)		(4,103)		(9,645)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		0		0		0
Net Change in Cash and Cash Equivalents and Restricted Cash		0		0		0
Cash and Cash Equivalents and Restricted Cash at beginning of period		0		0		0
Cash and Cash Equivalents and Restricted Cash at end of period		0		0		0
ConocoPhillips [Member] | Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period		0
Cash and Cash Equivalents and Restricted Cash at end of period				0
ConocoPhillips Company [Member]
Cash Flows From Investing Activities
Collection of advances/loans-related parties						200
Reportable Legal Entities [Member] | ConocoPhillips [Member]
Cash Flows From Investing Activities
Capital expenditures and investments		0
Increase (Decrease) In Capital Accrual Associated With Investing Activities		0
Reportable Legal Entities [Member] | ConocoPhillips Company [Member]
Cash Flows From Operating Activities
Net Cash Provided by (Used in) Operating Activities		7,986		4,019		1,183
Cash Flows From Investing Activities
Capital expenditures and investments		(2,517)		(980)		(1,663)
Increase (Decrease) In Capital Accrual Associated With Investing Activities		37		(110)		194
Proceeds from asset dispositions		7,047		666		11,146
Net Sales (Purchases) of Investments		(2,803)		0		0
Long-term advances/loans-related parties		(812)		(126)		(214)
Collection of advances/loans-related parties		141		3,432		1,527
Intercompany Cash Management		(2,849)		3,504		101
Other		(149)		151		(8)
Net Cash Provided by (Used in) Investing Activities		(1,905)		6,537		11,083
Cash Flows From Financing Activities
Issuance of debt		0		10		20
Repayment of debt		(21)		(4,865)		(4,411)
Issuance of company common stock		0		0		0
Repurchase of company common stock		0		0		0
Dividends paid		(4,034)		(1,043)		(235)
Other		0		(3,468)		(7,765)
Net Cash Provided by (Used in) Financing Activities		(4,055)		(9,366)		(12,391)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		(11)		4		1
Net Change in Cash and Cash Equivalents and Restricted Cash		2,015		1,194		(124)
Cash and Cash Equivalents and Restricted Cash at beginning of period		1,428		234		358
Cash and Cash Equivalents and Restricted Cash at end of period		3,443		1,428		234
Reportable Legal Entities [Member] | ConocoPhillips Company [Member] | Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period		1,428
Cash and Cash Equivalents and Restricted Cash at end of period				1,428
Reportable Legal Entities [Member] | Burlington Resources LLC [Member]
Cash Flows From Operating Activities
Net Cash Provided by (Used in) Operating Activities		3,207		838		2,971
Cash Flows From Investing Activities
Capital expenditures and investments		0		(603)		(4,351)
Increase (Decrease) In Capital Accrual Associated With Investing Activities		0		0		0
Proceeds from asset dispositions		769		1,926		12,178
Net Sales (Purchases) of Investments		0		0		0
Long-term advances/loans-related parties		0		(173)		(65)
Collection of advances/loans-related parties		0		212		389
Intercompany Cash Management		1,402		(2,150)		(1,341)
Other		0		0		0
Net Cash Provided by (Used in) Investing Activities		2,171		(788)		6,810
Cash Flows From Financing Activities
Issuance of debt		0		0		0
Repayment of debt		0		(53)		0
Issuance of company common stock		0		0		0
Repurchase of company common stock		0		0		0
Dividends paid		(454)		0		0
Other		(4,924)		0		(9,781)
Net Cash Provided by (Used in) Financing Activities		(5,378)		(53)		(9,781)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		0		0		(2)
Net Change in Cash and Cash Equivalents and Restricted Cash		0		(3)		(2)
Cash and Cash Equivalents and Restricted Cash at beginning of period		0		3		5
Cash and Cash Equivalents and Restricted Cash at end of period		0		0		3
Reportable Legal Entities [Member] | Burlington Resources LLC [Member] | Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period		0
Cash and Cash Equivalents and Restricted Cash at end of period				0
Reportable Legal Entities [Member] | All Other Subsidiaries [Member]
Cash Flows From Operating Activities
Net Cash Provided by (Used in) Operating Activities		9,803		14,132		5,904
Cash Flows From Investing Activities
Capital expenditures and investments		(5,714)		(5,777)		(3,795)
Increase (Decrease) In Capital Accrual Associated With Investing Activities		(140)		42		(62)
Proceeds from asset dispositions		1,055		705		12,796
Net Sales (Purchases) of Investments		(107)		1,620		(1,790)
Long-term advances/loans-related parties		0		(10)		(20)
Collection of advances/loans-related parties		147		129		2,196
Intercompany Cash Management		387		(551)		89
Other		41		3		44
Net Cash Provided by (Used in) Investing Activities		(4,331)		(3,839)		9,458
Cash Flows From Financing Activities
Issuance of debt		812		299		279
Repayment of debt		(220)		(4,320)		(2,661)
Issuance of company common stock		0		0		0
Repurchase of company common stock		0		0		0
Dividends paid		(7,097)		(6,057)		(2,995)
Other		(1,736)		(1,670)		(7,377)
Net Cash Provided by (Used in) Financing Activities		(8,241)		(11,748)		(12,754)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		(35)		(121)		233
Net Change in Cash and Cash Equivalents and Restricted Cash		(2,804)		(1,576)		2,841
Cash and Cash Equivalents and Restricted Cash at beginning of period		4,723		6,088		3,247
Cash and Cash Equivalents and Restricted Cash at end of period		1,919		4,723		6,088
Reportable Legal Entities [Member] | All Other Subsidiaries [Member] | Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period		4,723		6,299
Cash and Cash Equivalents and Restricted Cash at end of period				4,723		6,299
Consolidation, Eliminations [Member]
Cash Flows From Operating Activities
Net Cash Provided by (Used in) Operating Activities		(11,349)		(6,915)		(3,052)
Cash Flows From Investing Activities
Capital expenditures and investments		1,595		610		5,218
Increase (Decrease) In Capital Accrual Associated With Investing Activities		0		0		0
Proceeds from asset dispositions		(8,233)		(5,672)		(30,025)
Net Sales (Purchases) of Investments		0		0		0
Long-term advances/loans-related parties		812		309		299
Collection of advances/loans-related parties		(161)		(4,243)		(4,655)
Intercompany Cash Management		0		0		0
Other		0		0		0
Net Cash Provided by (Used in) Investing Activities		(5,987)		(8,996)		(29,163)
Cash Flows From Financing Activities
Issuance of debt		(812)		(309)		(299)
Repayment of debt		161		4,243		4,655
Issuance of company common stock		(135)		(133)		(178)
Repurchase of company common stock		0		0		0
Dividends paid		11,585		7,100		3,230
Other		6,537		5,010		24,807
Net Cash Provided by (Used in) Financing Activities		17,336		15,911		32,215
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Restricted Cash		0		0		0
Net Change in Cash and Cash Equivalents and Restricted Cash		0		0		0
Cash and Cash Equivalents and Restricted Cash at beginning of period		0		0		0
Cash and Cash Equivalents and Restricted Cash at end of period		0		0		$ 0
Consolidation, Eliminations [Member] | Restatement Adjustment [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents and Restricted Cash at beginning of period		$ 0
Cash and Cash Equivalents and Restricted Cash at end of period				$ 0

[1]	See Notes to Consolidated Financial Statements.